Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 10. Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 15,000,000 shares of common stock for delivery under the Plan.  Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and March 31, 2012 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Fifteen (15) Executives	Various	4,335,000	$142,918	$32.96

The total compensation was $8,218 and $25,190 for the three and nine months ended March 31, 2012.  The total compensation was $2,678 for the three and nine months ended March 31, 2011.  No shares actually vested.  As of March 31, 2012, there was $106,962 in total unrecognized share-based compensation costs.

Stock Options

The following table summarizes the Company’s stock option activity for the nine months ended March 31, 2012:

Number of Options
Outstanding at June 30, 2011	0
Granted	2,667,084
Exercised	0
Forfeited and cancelled	(186,250)
Outstanding at March 31, 2012	2,480,834

The Company is accounting for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period.  No shares were vested as of March 31, 2012.  The fair value of each option award is estimated using a Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of comparable companies’ stock.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  The fair value of the options granted during the three and nine months ended March 31, 2012 (none were granted in 2011) was estimated based on the following weighted average assumptions:

	Three Months Ended March 31, 2012	Nine Months Ended March 31, 2012
Expected volatility	69%	60%
Risk-free interest rate	1.14%	1.22%
Expected dividend yield	0	0
Expected life (in years)	6.25	6.25
Estimated fair value per option granted	$7.62	$8.24

The total compensation expense of $1,209 and $4,619 was included in the accompanying Statement of Operations in selling, general and administrative expenses for the three and nine months ended March 31, 2012, respectively. There were no such expenses for the three and nine months ended March 31, 2011. No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next four years. As of March 31, 2012, there was approximately $15,757 of total unrecognized stock-based compensation cost.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors. Each director is to receive 125,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan. The initial grant of 625,000 non-qualified stock options was made on August 26, 2011 with each option having an exercise price of $5.00 per share and a fair market value of $8.84. One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company has taken a compensation charge for the three and nine months ended March 31, 2012 of approximately $344 and $2,210, respectively, as a result of the foregoing grants.

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 1,772,500 non-qualified stock options. Of this total, 255,000 were issued with an exercise price of $5.00 per share and a fair market value of $8.90 per option, 767,500 were issued with an exercise price of $5.00 per share and a fair market value of $8.84 per option, and 750,000 were issued with an exercise price of $10.00 per share and a fair market value of $7.26 per option. The options vest over three to four years. The Company has taken a compensation charge for the three and nine months ended March 31, 2012 of approximately $753 and $2,222, respectively, as a result of the foregoing grants.

On November 16, 2011, the Compensation Committee, pursuant to such program, granted to 24 employees an aggregate of 147,188 non-qualified stock options. Of this total, 72,188 were issued with an exercise price of $11.00 per share and a fair market value of $6.20 per option, and 75,000 were issued with an exercise price of $5.00 per share and a fair market value of $7.98 per option. The options vest over three to four years. The Company has taken a compensation charge in the third quarter of approximately $72 as a result of the foregoing grants.

On February 16, 2012, the Compensation Committee, pursuant to such program, granted to 41 employees an aggregate of 122,396 non-qualified stock options with an exercise price of $12.10 per share and a fair market value of $7.62 per option. The options vest over four years. The Company has taken a compensation charge in the third quarter of approximately $36 as a result of the foregoing grants.

Warrants

In connection with the August 25, 2011 private placement offering, the following warrants were issued:

Tejas Securities Group, Inc., as partial compensation for placement fees, was issued 270,000 five-year non-callable warrants with an exercise price of $5.00 per warrant, and 192,500 three-year warrants with an exercise price of $8.00 per warrant.  Each of the warrants is exercisable for one share of the Company’s common stock.  The fair value of these warrants is $3,949, accounted for as a cost of raising equity.

Robert F.X. Sillerman was issued 1,280,000 three-year warrants with an exercise price of $8.00 per warrant.  Each of the warrants is exercisable for one share of the Company’s common stock.  The fair value of these warrants is $9,216, accounted for as an expense to selling general and administrative expenses on the Consolidated Statement of Operations for the nine months ended March 31, 2012.

Equity Incentive Plan

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period, which is the vesting period, on a straight-line basis. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued. Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 15,000,000 shares of common stock for delivery under the Plan. Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and June 30, 2011 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock described below.  The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on the date of grant.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Seven (7) Executives	Various	3,937,500	$142,918	$35.02

The Company is accounting for these values at fair market value of the shares on the date of grant, with the value being recognized over the requisite service period.  No shares were vested and no shares are forfeited as of June 30, 2011.

The total compensation expense of $10,772 was included in the accompanying Statement of Operations in general and administrative expenses for the year ended June 30, 2011.  There were no such expenses for the year ended June 30, 2010.  No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next five years.  As of June 30, 2011 there was approximately $127 of total unrecognized stock-based compensation cost.

On February 16, 2011, the Company issued a five year warrant for 50,000 shares with an exercise price of $1.60 per share to Berenson & Company, LLC, financial advisor to Sillerman in connection with the Recapitalization, which vested on issuance. The fair value of the Berenson Warrant was determined to be $2,529 using the Black-Scholes option pricing model considering the contractual life of 5 years; expected volatility of 60%; and risk-free interest rate of 2.37%.  This amount was charged to general and administrative expense at the date of issuance.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 50,000 shares of our common stock.